General (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2021
Disclosure General [Abstract]
Description of warrants to purchase ADS		The Company’s securities (American Depository Shares (“ADS”)) were listed for trading on the NASDAQ in November 2015 (including a Serries A warrant that expired in November 2020). Each ADS represents 10 ordinary shares with no par value following a reverse split in effect from August 23, 2020 (see Note 10A). Each 10 warrants enable the purchase of 1 ADS.The Company’s address is 4 Oppenheimer St., Science Park Rehovot 7670104 Israel.
Contract to acquire, percentage	100.00%
Accumulated deficit		$ 95.9
Private and public financing total value		$ 94.4